Revenue (Schedule Of Revenue From Business) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Product revenue	$ 1,236.1	$ 1,156.0	$ 1,094.3
Total revenue	1,246.0	1,169.7	1,113.0
Bio Neurology Business [Member]
Revenue [Line Items]
Product revenue	1,068.1	894.6	837.1
Contract revenue		1.0
Total revenue	1,068.1	895.6	837.1
EDT Business [Member]
Revenue [Line Items]
Other	60.0	76.8	90.0
Product revenue	168.0	261.4	257.2
Research revenue	6.0	8.2	8.2
Milestone payments	3.9	4.5	10.5
Contract revenue	9.9	12.7	18.7
Total revenue	177.9	274.1	275.9
Tysabri U. S. [Member]
Revenue [Line Items]
Product revenue	746.5	593.2	508.5
Total revenue	746.5	593.2	508.5
Tysabri ROW [Member]
Revenue [Line Items]
Product revenue	317.6	258.3	215.8
Total Tysabri [Member]
Revenue [Line Items]
Product revenue	1,064.1	851.5	724.3
Total revenue	1,510.6	1,230.0	1,059.2
Azactam [Member]
Revenue [Line Items]
Product revenue	0.9	27.2	81.4
Maxipime [Member]
Revenue [Line Items]
Product revenue	0.4	8.2	13.2
Prialt [Member]
Revenue [Line Items]
Product revenue		6.1	16.5
Royalties [Member]
Revenue [Line Items]
Product revenue	2.7	1.6	1.7
TriCor 145 [Member]
Revenue [Line Items]
Product revenue	35.5	54.5	61.6
Focalin XR/Ritalin LA [Member]
Revenue [Line Items]
Product revenue	25.9	33.0	32.6
Ampyra [Member]
Revenue [Line Items]
Product revenue	22.6	56.8
Verelan [Member]
Revenue [Line Items]
Product revenue	18.1	21.8	22.1
Naprelan [Member]
Revenue [Line Items]
Product revenue	5.9	12.6	16.0
Skelaxin [Member]
Revenue [Line Items]
Product revenue		$ 5.9	$ 34.9